Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Pledged As Security [Abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2022	2021
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,330	1,580
Loans and advances to banks	163	478
Loans and advances to customers - securitisations and covered bonds (See Note 14)	24,155	19,432
Loans and advances to customers - other	32,011	41,953
Other financial assets at amortised cost	35	—
Financial assets at fair value through other comprehensive income	4,441	4,435
Total on-balance sheet	62,135	67,878
Total off-balance sheet	9,184	14,449

Schedule of Collateral Held as Security For Assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2022	2021
	£m	£m
On-balance sheet:
Deposits by banks	1,758	941
Total on-balance sheet	1,758	941
Total off-balance sheet	10,395	18,240